N-4	Dec. 30, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account
Entity Central Index Key	0000768609
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2023
Amendment Flag	false
MultiOption Guide
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you surrender your contract during the first seven Contract Years or during the first seven years following a Purchase Payment, we will assess a deferred sales charge, which may significantly reduce the surrender value.
Fee Table

The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to 8%
may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first seven Contract Years, you could pay a sales charge of up to $8,000 on a $100,000 investment.

Transaction Charges	In addition to a deferred sales charge, we may assess certain transaction charges.	Contract Charges and Fees (Premium Taxes; and Transfer Charges)
•Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or
•There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
Ongoing Charges and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee Base Contract	Minimum 1.35% (as a percentage of average account value)	Maximum 1.71% (as a percentage of average account value)
	Investment Options (Portfolio Company Fees and Expenses)	0.39% (as a percentage of Portfolio assets)	1.84% (as a percentage of Portfolio assets)
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.25% (as a percentage of Contract Value allocated to the Variable Annuity Account)	1.50% (as a percentage of the greater of the Contract Value or Benefit Base)

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,593	Highest Annual Cost: $4,850
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses	•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No optional benefits	•No sales charges
•No sales charges	•No additional purchase payments, transfers or withdrawals
•No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender your contract during the first seven Contract Years or during the first seven years following a Purchase Payment, we will assess a deferred sales charge, which may significantly reduce the surrender value.
Fee Table

The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to 8%
may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first seven Contract Years, you could pay a sales charge of up to $8,000 on a $100,000 investment.

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges	In addition to a deferred sales charge, we may assess certain transaction charges.	Contract Charges and Fees (Premium Taxes; and Transfer Charges)
•Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or
•There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Charges and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee Base Contract	Minimum 1.35% (as a percentage of average account value)	Maximum 1.71% (as a percentage of average account value)
	Investment Options (Portfolio Company Fees and Expenses)	0.39% (as a percentage of Portfolio assets)	1.84% (as a percentage of Portfolio assets)
	Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.25% (as a percentage of Contract Value allocated to the Variable Annuity Account)	1.50% (as a percentage of the greater of the Contract Value or Benefit Base)

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,593	Highest Annual Cost: $4,850
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses	•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No optional benefits	•No sales charges
•No sales charges	•No additional purchase payments, transfers or withdrawals
•No additional purchase payments, transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.35%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.71%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.39%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.84%
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.50%
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,593	Highest Annual Cost: $4,850
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses	•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No optional benefits	•No sales charges
•No sales charges	•No additional purchase payments, transfers or withdrawals
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,593
Highest Annual Cost [Dollars]	$ 4,850
Risks [Table Text Block]
	Risks	Location in Prospectus
Risk of Loss	You have the risk that you can lose money by investing in the contract.	Principal Risks
Not a Short-Term Investment
The contract is not a short-term investment and is not
appropriate for Contract Owners who need ready access to cash.
The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.
Principal Risks
Risks Associated with Investment Options
The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
available under the contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA
Fixed Account, or the Fixed Account (available only after Fixed
Annuity Payments have begun) will each have its own unique
risks. The Contract Owner should review these investment
options before making an investment in the contract.
Principal Risks
Insurance Company Risks
An investment in the contract is subject to the risks related to
Minnesota Life. Obligations (including under the Fixed Account and DCA Fixed Account) and guarantees provided by the
insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance
company. Information about Minnesota Life, and its financial strength ratings, is available upon request. You may call us at
844-878-2199 for additional information or visit our website at
https://www.securian.com/about-us/ratings.
Principal Risks

Investment Restrictions [Text Block]	•There are restrictions that may limit the investments that the Contract Owner may choose.•We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently, this fee is waived.•We reserve the right to remove or substitute Portfolio Companies as investment options.
Optional Benefit Restrictions [Text Block]	If you have elected an optional rider, there may be restrictions or limitations regarding allocations to particular Portfolios. These restrictions may be modified or terminated by the Company.Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn. This could result in termination of the benefit.Certain benefits allow the Company to increase the rider charge on a benefit base reset date if the rider charge applicable to new customers purchasing the rider exceeds your current rider charge. Any increase will not exceed the maximum annual rider charge.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
Investment Professional Compensation [Text Block]	We pay broker-dealers that sell our contracts a commission that is based upon the Purchase Payments submitted to the contract. The amount may vary based on a number of different factors, including the charge structure of the selected contract, the age of the Owner at the time the Purchase Payment generating the commission is paid, and whether Annuity Payments will begin within twelve months of the date the contract is issued.The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our contracts. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the contract over another investment.
Exchanges [Text Block]	Some registered representatives may have a financial incentive to offer you a new contract in place of the one you may already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue your existing contract.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describe the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract or transfer Contract Value between investment options. State premium taxes may also be deducted. See “Premium Taxes” for more information.Transaction Expenses
Sales Load Imposed on Purchases
(as a percentage of Purchase Payments)	None
Deferred Sales Charge •Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.(as a percentage of each Purchase Payment)
Years Since Purchase Payment	B Series	L Series
0-1	8%	8%
1-2	8%	8%
2-3	7%	7%
3-4	6%	6%
4-5	5%	0%
5-6	4%	0%
6-7	3%	0%
7 and thereafter	0%	0%
	B Series	L Series
Transfer Fee*
Maximum Charge	$10 *	$10*
Current Charge	None	None
*(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio company fees and expenses).If you choose to purchase an optional benefit, you will pay additional charges, as shown below
	B Series	L Series
Annual Maintenance Fee**	$50	$50
**(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $50,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)Annual Contract Expenses (as a percentage of average account value)
Base Contract Expenses
	B Series	L Series
Base Contract Charges	1.35%	1.70%
Other Optional Benefit Charges (applies to B and L Series where applicable)
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
Optional Death Benefit Riders Currently Offered
Premier Protector Death Benefit Charge	0.90%	0.90%	Premier Protector Death Benefit
Highest Anniversary Value II (HAV II) Death Benefit Charge	0.30%	0.30%	Death Benefit
Premier II Death Benefit (PDB II) Charge	0.80%	0.80%	Death Benefit
Estate Enhancement Benefit II (EEB II) Charge	0.40%	0.25%	Contract Value allocated to the Variable Annuity Account. The charge is also applied as a reduction to the interest rate for any portion allocated to the Guaranteed Interest Options.
Optional Death Benefit Riders No Longer Offered
MyPath Highest Anniversary Death Benefit — Single and Joint (MyPath DB) Charge	0.40%	0.40%	Highest Anniversary Death Benefit
Optional Living Benefit Riders Currently Offered
MyPath Edge — Single Charge — Level Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Single Charge — Plus Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Joint Charge — Level Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Joint Charge — Plus Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
SureTrack Plus 90 Charge	2.00%	1.30%	Accumulation Base
Optional Living Benefit Riders No Longer Offered
MyPath Core Flex — Single Charge	2.00%	1.20%	Greater of Contract Value or Benefit Base
Other Optional Benefit Charges (applies to B and L Series where applicable)
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
MyPath Core Flex — Joint Charge	2.00%	1.30%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Value — Single Charge (Contracts Applied for Before May 1, 2017)	1.00%	0.45%	Greater of Contract Value or Benefit Base
MyPath Value — Joint Charge (Contracts Applied for Before May 1, 2017)	1.00%	0.55%	Greater of Contract Value or Benefit Base
MyPath Value — Single Charge (Contracts Applied for On or After May 1, 2017)	1.00%	0.55%	Greater of Contract Base or Benefit Base
MyPath Value — Joint Charge (Contracts Applied for On or After May 1, 2017)	1.00%	0.65%	Greater of Contract Base or Benefit Base
MyPath Summit — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Summit — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Ascend — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Ascend — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
Guaranteed Minimum Income Benefit (GMIB) Charge	1.50%	0.95%	Benefit Base
Ovation Lifetime Income II — Single Charge	2.25%	1.20%	Greater of Contract Value or Benefit Base
Ovation Lifetime Income II — Joint Charge	2.50%	1.20%	Greater of Contract Value or Benefit Base
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the contract. A complete list of Portfolio Companies available under the contract, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.84%
Example This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other Variable Annuity contracts. These costs include Owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and Portfolio company fees and expenses. The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the Separate Account annual expenses before Annuity Payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period: •Base + MyPath Journey – Single (B Series contracts)•Base + MyPath DB — Joint + MyPath Core Flex — Joint (L Series contracts)Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
MultiOption Guide — B Series	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + MyPath Journey – Single	$13,448	$23,616	$33,139	$59,984	$5,448	$16,616	$28,139	$59,984
Minimum Fund Expenses
Base + MyPath Journey – Single	$12,029	$19,421	$26,318	$47,429	$4,029	$12,421	$21,318	$47,429
MultiOption Guide — L Series
Maximum Fund Expenses
Base + MyPath DB — Joint + MyPath Core Flex — Joint	$13,798	$24,697	$29,969	$61,995	$5,798	$17,697	$29,969	$61,995
Minimum Fund Expenses
Base + MyPath DB — Joint + MyPath Core Flex — Joint	$12,384	$20,547	$23,278	$49,949	$4,384	$13,547	$23,278	$49,949
Note: In the above example, the charge for MyPath Journey – Single assumes the maximum annual fee of 2.25% applies for each of the years and the charge for MyPath Core Flex – Joint assumes the maximum annual fee rate of 2.00% applies for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above. Different fees and expenses not reflected in the examples above apply after Annuity Payments commence. Please see the section entitled “Contract Charges and Fees” for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Administrative Expense, Footnotes [Text Block]	(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $50,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.39%	1.84%

Portfolio Company Expenses [Text Block]	Total Annual Portfolio Company Operating Expenses(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.39%
Portfolio Company Expenses Maximum [Percent]	1.84%
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 5,448
Annuitized Expense, 1 Year, Minimum [Dollars]	4,029
Annuitized Expense, 3 Years, Maximum [Dollars]	16,616
Annuitized Expense, 3 Years, Minimum [Dollars]	12,421
Annuitized Expense, 5 Years, Maximum [Dollars]	28,139
Annuitized Expense, 5 Years, Minimum [Dollars]	21,318
Annuitized Expense, 10 Years, Maximum [Dollars]	59,984
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 47,429
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractThere are risks associated with investing in this contract. The principal risks described below may affect your contract’s performance. You should carefully consider these risks in investing in the contract.Risk of Loss: You may lose money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the Portfolios.Not a Short-Term Investment: The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract.Limitations on Access to Contract Value Through Withdrawals: You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 8% and can drastically reduce the amount available to withdraw in early years of the contract.Risks Associated with Investment Options: The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available with this contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA Fixed Account, or the Fixed Account (available only after Fixed Annuity Payments have been elected) will each have its own unique risks.Insurance Company Risks: The Fixed Account and DCA Fixed Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
Item 10. Benefits Available (N-4) [Text Block]	BenefitsThe following table provides information regarding the benefits available with your contract. The table details: (1) the name of the benefit; (2) its purpose; (3) whether the benefit is standard or optional; (4) the maximum fee associated with the benefit, if applicable; and (5) a brief description of any restrictions or limitations associated with the benefit.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None
Highest Anniversary Value II Death Benefit	Provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries	Optional	0.30% (as a percentage of the death benefit)	May not be elected with any optional living benefit riders.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Premier II Death Benefit	Provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value	Optional	0.80% (as a percentage of the death benefit)	May not be elected with any optional living benefit riders.
Premier Protector Death Benefit
Provides for a
death benefit equal
to the greater of the
Highest
Anniversary Value,
or the 4% Increase
Value. Death
benefit value may
also be accelerated
in the event the
Owner or
Annuitant, in the
case of non-natural
ownership, meets
eligibility criteria.
		Optional	0.90% (as a percentage of the Premier Protector Death Benefit value)	May not be elected with any optional living benefit riders or optional death benefit riders.
Estate Enhancement Benefit II (EEB II)	Designed to help pay expenses that may be due upon an Owner’s death	Optional	0.25% (as a percentage of the Contract Value allocated to the Variable Annuity Account)	May not be elected with any optional living benefit riders.
MyPath Highest Anniversary Death Benefit (MyPath DB)*	Provides an additional death benefit value prior to the Annuity Commencement Date that may be greater than the death benefit provided under the contract.	Optional	0.40% (as a percentage of the Highest Anniversary Death Benefit value)	Only available if MyPath CoreFlex or MyPath Value optional living benefit rider is elected
MyPath Ascend*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Ascend 2.0*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Core Flex*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
Only other
optional benefit
rider available is
MyPath DB.

MyPath Edge
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Horizon
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

MyPath Journey
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Summit*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Value*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
Only other
optional benefit
rider available is
MyPath DB.

Guaranteed Minimum Income Benefit (GMIB)*	Provides a guaranteed minimum Fixed Annuity Payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase	Optional	1.50% (as a percentage of the GMIB benefit base amount)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Ovation Lifetime Income II (Ovation II)*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
SureTrack Plus 90	Provides a benefit that guarantees you a minimum Contract Value at the end of a specified period called the benefit period.	Optional	2.00% (as a percentage of the accumulation base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

*Indicates optional benefits that are no longer available for purchase.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None
Highest Anniversary Value II Death Benefit	Provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries	Optional	0.30% (as a percentage of the death benefit)	May not be elected with any optional living benefit riders.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Premier II Death Benefit	Provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value	Optional	0.80% (as a percentage of the death benefit)	May not be elected with any optional living benefit riders.
Premier Protector Death Benefit
Provides for a
death benefit equal
to the greater of the
Highest
Anniversary Value,
or the 4% Increase
Value. Death
benefit value may
also be accelerated
in the event the
Owner or
Annuitant, in the
case of non-natural
ownership, meets
eligibility criteria.
		Optional	0.90% (as a percentage of the Premier Protector Death Benefit value)	May not be elected with any optional living benefit riders or optional death benefit riders.
Estate Enhancement Benefit II (EEB II)	Designed to help pay expenses that may be due upon an Owner’s death	Optional	0.25% (as a percentage of the Contract Value allocated to the Variable Annuity Account)	May not be elected with any optional living benefit riders.
MyPath Highest Anniversary Death Benefit (MyPath DB)*	Provides an additional death benefit value prior to the Annuity Commencement Date that may be greater than the death benefit provided under the contract.	Optional	0.40% (as a percentage of the Highest Anniversary Death Benefit value)	Only available if MyPath CoreFlex or MyPath Value optional living benefit rider is elected
MyPath Ascend*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Ascend 2.0*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Core Flex*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
Only other
optional benefit
rider available is
MyPath DB.

MyPath Edge
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Horizon
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

MyPath Journey
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Summit*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Value*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
Only other
optional benefit
rider available is
MyPath DB.

Guaranteed Minimum Income Benefit (GMIB)*	Provides a guaranteed minimum Fixed Annuity Payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase	Optional	1.50% (as a percentage of the GMIB benefit base amount)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Ovation Lifetime Income II (Ovation II)*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
SureTrack Plus 90	Provides a benefit that guarantees you a minimum Contract Value at the end of a specified period called the benefit period.	Optional	2.00% (as a percentage of the accumulation base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	PurposeProvides an additional death benefit value prior to the Annuity Commencement Date that may be greater than the death benefit provided under the contract.Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)Provides a guaranteed minimum Fixed Annuity Payment during the payout phase of your contract to protect against negative investment performance during the accumulation phaseGuarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions/LimitationsOnly available if MyPath CoreFlex or MyPath Value optional living benefit rider is electedRequires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.Name of BenefitPurposeIs Benefit Standard orOptionalMaximum FeeBrief Description of Restrictions/LimitationsRequires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.Only other optional benefit rider available is MyPath DB.Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.Name of BenefitPurposeIs Benefit Standard orOptionalMaximum FeeBrief Description of Restrictions/LimitationsRequires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.Only other optional benefit rider available is MyPath DB.Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit ridersRequires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit ridersName of BenefitPurposeIs Benefit Standard orOptionalMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Operation of Benefit [Text Block]	Death BenefitsBefore Annuity Payments Begin If you die before Annuity Payments begin, we will pay the death benefit to the beneficiary. If the Owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled “Optional Living Benefit Riders” for the specific optional benefit details. The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the Contract Value on the date we receive due proof of death will be directed into the Guaranteed Interest Options or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. However, amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:(a)the Contract Value; or(b)the total amount of Purchase Payments, adjusted on a Pro-rata Basis for partial withdrawals (including any DSC that applied to the partial withdrawal); or(c)if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section entitled “Optional Death Benefit Riders” for details of this calculation.)Any remaining amounts in the DCA Fixed Account as of the date we are notified of a death will be transferred to the government money market Sub-Account. Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the Contract Value) shall continue to be affected by the Sub-Account performance as allocated by the Owner. The beneficiary has the right to allocate or transfer to any available Sub-Account option, subject to the same limitations imposed on the Owner. If there are multiple beneficiaries, all of the beneficiaries must agree to the allocation or transfer. We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. Surviving Spouse Option If the entire death benefit is payable to the sole designated beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse’s death. In addition, if a surviving spouse elects to assume his or her deceased spouse’s contract, there may be an adjustment to the Contract Value in the form of a death benefit. Beneficiary other than the Surviving Spouse If the designated beneficiary is a person other than the Owner’s spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary’s life expectancy only so long as Annuity Payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the Owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the Owner. Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary’s life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code. Note that changes made in the Setting Every Community Up For Retirement Act of 2019 (“SECURE Act”) may not allow the Beneficiary of a qualified retirement or individual retirement annuity contract to elect to take payments over the Beneficiary's lifetime after the death of the Owner, Annuitant or participant. The SECURE Act changes were effective as of January 1, 2020. See the “Tax Qualified Programs” section of the prospectus for a more detailed discussion of the SECURE Act changes.Payment to the designated beneficiary, other than in a lump sum, may only be elected by the designated beneficiary during the sixty (60) day period following the date we receive due proof of death. Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or not be applicable. Please refer to the Section of this Prospectus entitled “Optional Death Benefit Riders” for details. If death occurs before Annuity Payments begin:
If:	Then:
The Owner dies; and •there is a surviving Joint Owner; and •the Annuitant is either living or deceased.	The Joint Owner receives the death benefit
The Owner dies; and •there is no Joint Owner; and •the Annuitant is either living or deceased.	The designated beneficiary receives the death benefit
The Owner dies; and •there is no Joint Owner and •there is no designated beneficiary (or all of the beneficiaries pre-decease the Owner); and •the Annuitant is either living or deceased	Owner’s estate receives the death benefit
The Annuitant dies; and •Owner is living	The Owner may name a new Annuitant
The Annuitant dies; and •the Owner is not a natural person, such as a trust	The designated beneficiary receives the death benefit
The Annuitant dies; and •the Owner is not a natural person, such as a trust; and •there is no designated beneficiary (or all of the beneficiaries pre-decease the Annuitant)	The Owner receives the death benefit
Optional Death Benefit Riders At the time you purchase your contract, you may elect optional death benefits. You must be 75 years old or less in order to elect HAV II, PDB II, or EEB II. You must be 70 years old or less in order to elect MyPath DB or Premier Protector DB. Once you elect an optional death benefit rider, you may not cancel it. There is a particular charge associated with each optional death benefit. See “Optional Contract Rider Charges” for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial professional before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time. The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.
Optional Death Benefit Riders	Available if no Optional Living Benefit is Elected?	Optional Death Benefit Riders it may be Elected With	Optional Living Benefit Riders it may be Elected With
Premier Protector DB	Yes	None	None
HAV II	Yes	EEB II	None
PDB II	Yes	EEB II	None
EEB II	Yes	HAV II or PDB II	None
My Path DB — Single*	No	None	MyPath Core Flex — Single or MyPath Value — Single
My Path DB — Joint*	No	None	MyPath Core Flex — Joint or MyPath Value — Joint
* Indicates optional benefits that are no longer available for purchase.After the first Contract Anniversary following the effective date of the optional death benefit rider, Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or death benefit. This restriction does not apply to Purchase Payments made during the first Contract Year following the effective date of the optional death benefit.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Portfolio Companies Available Under the ContractThe following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance. [1]Current Expenses are each Fund's total annual operating expenses.[2]This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.*This Fund employs a managed volatility strategy.+Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	Dynamic Asset Allocation Portfolio – Class B Shares* Investment Adviser: AllianceBernstein L.P.	1.10%[2]	13.48%	4.03%	3.22%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.25%[2]	20.64%	8.43%	3.57%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.14%	15.29%	12.45%	6.98%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.00%	12.10%	13.20%	8.65%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.20%	16.26%	12.14%	6.28%
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.89%[2]	16.88%	10.04%	7.06%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.87%[2]	12.82%	6.68%	4.99%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.85%[2]	7.84%	2.56%	2.25%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.88%	15.27%	8.64%	6.20%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.86%[2]	10.59%	4.74%	3.67%
American Century Variable Portfolios II, Inc.
The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	VP Inflation Protection Fund – Class II Shares Investment Adviser: American Century Investment Management, Inc.	0.77%	3.40%	2.65%	1.90%
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.73%	6.14%	-0.33%	0.36%
The fund’s investment objective is to provide long-term growth of capital.	Global Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.66%[2]	22.60%	13.65%	9.58%
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.91%[2]	16.17%	8.31%	5.78%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.59%	38.49%	18.68%	14.36%
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.53%	26.14%	13.36%	10.91%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.78%	15.84%	4.83%	3.41%
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.82%[2]	15.99%	8.64%	4.69%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.51%[2]	2.89%	1.04%	1.52%
BlackRock Variable Series Funds, Inc.
Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.	BlackRock International Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.52%[2]	17.83%	7.85%	3.89%
Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.	BlackRock Small Cap Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.47%[2]	16.43%	9.56%	6.65%
Fidelity® Variable Insurance Products Funds
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Bond Index Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.39%	5.13%	0.64%	0.00%
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.72%	10.38%	12.01%	8.31%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks long-term growth of capital.	Mid Cap Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.82%	14.80%	12.17%	7.85%
Franklin Templeton Variable Insurance Products Trust
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 2 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.91%[2]	12.75%	11.06%	7.04%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund – Class 2 Shares Investment Adviser: Templeton Asset Management Ltd.	1.35%[2]	12.62%	4.22%	2.32%
Goldman Sachs Variable Insurance Trust
Seeks total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund – Service Shares Investment Adviser: Goldman Sachs Asset Management, L.P.	0.97%[2]	15.57%	4.81%	3.41%
Ivy Variable Insurance Portfolios
To seek to provide total return.	Delaware Ivy VIP Asset Strategy – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.85%[2]	13.90%	8.27%	3.48%
To seek to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.03%[2]	16.09%	9.49%	6.37%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.95%[2]	23.51%	15.97%	10.57%
To seek to provide growth of capital.	Delaware Ivy VIP Global Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.04%[2]	19.90%	12.10%	7.66%
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.96%	11.95%	4.46%	3.70%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP International Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.11%[2]	15.65%	7.56%	4.00%
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%[2]	19.59%	14.63%	10.47%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Natural Resources – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.30%	1.63%	7.86%	-0.36%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
To seek to provide growth of capital.	Delaware Ivy VIP Science and Technology – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.15%	39.04%	17.17%	10.87%
To seek to provide growth of capital.	Delaware Ivy VIP Small Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%[2]	13.11%	7.89%	6.28%
To seek to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%	15.71%	9.63%	7.70%
To seek to provide capital appreciation.	Delaware Ivy VIP Value – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.00%[2]	8.27%	11.72%	7.96%
To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.15%[2]	14.10%	7.44%	5.10%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks to provide growth of capital but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.17%[2]	15.41%	8.40%	5.71%
Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility – Class II Shares* Investment Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.14%[2]	12.62%	6.51%	4.44%
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.82%[2]	5.29%	1.55%	1.66%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.80%	39.65%	16.64%	13.45%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.93%	11.11%	9.94%	6.91%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	1.14%	10.58%	10.92%	3.38%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Legg Mason Partners Variable Equity Trust
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class II Shares Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.05%	8.12%	9.29%	7.62%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Service Class Investment Adviser: Massachusetts Financial Services Company	1.14%[2]	17.37%	8.31%	6.66%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%[2]	11.96%	3.36%	1.79%
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	1.16%	26.57%	13.69%	9.74%
Northern Lights Variable Trust (TOPS)
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.77%	9.02%	4.83%	3.24%
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Flex ETF Portfolio* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.95%	9.28%	4.71%	2.98%
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	11.14%	5.86%	3.33%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	10.33%	5.51%	3.52%
PIMCO Variable Insurance Trust
Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares* Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.31%[2]	13.64%	5.40%	4.03%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.38%	8.91%	1.54%	0.00%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.79%	4.87%	0.88%	0.82%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.85%	5.83%	0.98%	1.60%
Putnam Variable Trust
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	1.13%	18.68%	9.70%	3.88%
Seeks capital appreciation.	Putnam VT Large Cap Growth Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.90%	44.47%	18.49%	14.39%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.82%	15.67%	14.50%	10.26%
Securian Funds Trust
Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).	SFT Balanced Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	0.96%	15.47%	8.88%	7.15%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 2 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.76%	5.72%	0.99%	1.94%
Seeks to provide growth of capital.	SFT Delaware IvySM Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	0.97%	37.96%	18.49%	0.00%
Seeks to provide growth of capital.	SFT Delaware IvySM Small Cap Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	1.32%	12.79%	7.76%	0.00%
Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).	SFT Equity Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	1.07%	7.82%	3.82%	0.00%
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.65%	4.47%	1.45%	0.85%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.56%	15.70%	11.96%	8.66%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.44%	25.71%	15.15%	11.51%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 2 Shares Investment Adviser: Cohen & Steers	1.22%	11.94%	7.55%	7.44%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	1.04%	11.75%	12.09%	0.00%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	1.10%	20.73%	13.70%	0.00%
T. Rowe Price Equity Series, Inc.
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio – II Class Investment Adviser: T. Rowe Price Associates, Inc.	1.11%	2.68%	10.96%	11.03%

Portfolio Company Objective [Text Block]	Investment Objective
Some Portfolio Companies not Available for All Benefits [Text Block]	Investment RestrictionsIf you are invested in any of the below optional living benefit riders, certain investment restrictions apply. Please refer to the specific rider investment restrictions below for more information.MyPath Ascend (Single and Joint)While the MyPath Ascend rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:•100% allocation among allowable Sub-AccountsThe allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Ascend 2.0 (Single, Joint, and Joint 50)While the MyPath Ascend 2.0 rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:•100% allocation among allowable Sub-AccountsThe allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Core Flex (Single and Joint)While the MyPath Core Flex rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. The approved allocation plans currently include:a)100% allocation among allowable Sub-Accounts; orb)100% allocation to the CustomChoice Allocation Option; orc)100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017);d)100% allocation to a SimpleChoice Asset Allocation Portfolio.The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Edge (Single and Joint)While the MyPath Edge rider is in effect, the full Contract Value must be allocated to the Sub-Account(s) of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:•100% allocation among allowable Sub-AccountThe allowable Sub-Account currently is:
•SFT Core Bond Fund
Guaranteed Minimum Income Benefit (GMIB) OptionWhile the Guaranteed Minimum Income Benefit rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:(a)100% allocation to an allowable Focused Portfolio Strategy;(b)100% allocation among allowable Sub-Accounts; or(c)100% allocation to the CustomChoice Allocation Option.a) Current allowable Focused Portfolio Strategies include:  Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen. b) Current allowable Sub-Accounts:  When you elect this rider, only certain Sub-Accounts are available to you for allocation of your Funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.” The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio
•Goldman Sachs VIT Trend Driven Allocation
Fund
•Delaware Ivy VIP Pathfinder Moderate —
Managed Volatility
•Morningstar Balanced ETF Asset Allocation
Portfolio
•Morningstar Conservative ETF Asset Allocation
Portfolio
•Morningstar Income and Growth ETF Asset
Allocation Portfolio

•PIMCO VIT Global Diversified Allocation
Portfolio
•SFT Balanced Stabilization Fund
•SFT Equity Stabilization Fund
•TOPS® Managed Risk Balanced ETF Portfolio
•TOPS® Managed Risk Flex ETF Portfolio
•TOPS® Managed Risk Growth ETF Portfolio
•TOPS® Managed Risk Moderate Growth ETF
Portfolio

MyPath Horizon (Single, Joint, and Joint 50)While the MyPath Horizon rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:•100% allocation among allowable Sub-AccountsThe allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Journey (Single, Joint, and Joint 50)While the MyPath Journey rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:•100% allocation among allowable Sub-AccountsThe allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
Ovation Lifetime Income II (Ovation II) (Single and Joint)While the Ovation Lifetime Income II rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:a)100% allocation to an allowable Focused Portfolio Strategy;b)100% allocation among allowable Sub-Accounts; orc)100% allocation to the CustomChoice Allocation Option.a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen. b) Current allowable Sub-Accounts: When you elect the Ovation II rider, only certain Sub-Accounts are available to you for allocation of your Funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.” The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio
•Goldman Sachs VIT Trend Driven Allocation
Fund
•Delaware Ivy VIP Pathfinder Moderate —
Managed Volatility
•Morningstar Balanced ETF Asset Allocation
Portfolio
•Morningstar Conservative ETF Asset Allocation
Portfolio
•Morningstar Income and Growth ETF Asset
Allocation Portfolio
•PIMCO VIT Global Diversified Allocation
Portfolio

•SFT Balanced Stabilization Fund
•SFT Equity Stabilization Fund
•TOPS® Managed Risk Balanced ETF Portfolio
•TOPS® Managed Risk Flex ETF Portfolio
•TOPS® Managed Risk Growth ETF Portfolio
•TOPS® Managed Risk Moderate Growth ETF
Portfolio

MyPath Summit (Single and Joint)While the MyPath Summit rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:•100% allocation among allowable Sub-AccountsThe allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio
MyPath Value (Single and Joint)While the MyPath Value rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. The approved allocation plans currently include:a)100% allocation among allowable Sub-Accounts; orb)100% allocation to the CustomChoice Allocation Option; orc)100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017); ord)100% allocation to a SimpleChoice Asset Allocation Portfolio.The allowable Sub-Accounts are described below. For Contracts Issued On or After May 1, 2017: All existing Sub-Accounts are available for allocation. For Contracts Issued Before May 1, 2017: The allowable Sub-Accounts currently include:
•AB Dynamic Asset Allocation Portfolio •Goldman Sachs VIT Trend Driven Allocation Fund •Delaware Ivy VIP Pathfinder Moderate — Managed Volatility •PIMCO VIT Global Diversified Allocation Portfolio	•SFT Balanced Stabilization Fund •SFT Equity Stabilization Fund •TOPS® Managed Risk Flex ETF Portfolio

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
MultiOption Guide | LimitationsOnAccessToContractValueThroughWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitations on Access to Contract Value Through Withdrawals: You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 8% and can drastically reduce the amount available to withdraw in early years of the contract.
MultiOption Guide | AdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
MultiOption Guide | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You have the risk that you can lose money by investing in the contract.
Principal Risk [Text Block]	Risk of Loss: You may lose money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the Portfolios.
MultiOption Guide | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash. The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.
Principal Risk [Text Block]	Not a Short-Term Investment: The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract.
MultiOption Guide | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA Fixed Account, or the Fixed Account (available only after Fixed Annuity Payments have begun) will each have its own unique risks. The Contract Owner should review these investment options before making an investment in the contract.
Principal Risk [Text Block]	Risks Associated with Investment Options: The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available with this contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA Fixed Account, or the Fixed Account (available only after Fixed Annuity Payments have been elected) will each have its own unique risks.
MultiOption Guide | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to Minnesota Life. Obligations (including under the Fixed Account and DCA Fixed Account) and guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company. Information about Minnesota Life, and its financial strength ratings, is available upon request. You may call us at 844-878-2199 for additional information or visit our website at https://www.securian.com/about-us/ratings.
Principal Risk [Text Block]	Insurance Company Risks: The Fixed Account and DCA Fixed Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.
MultiOption Guide | DynamicAssetAllocationPortfolioClassBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Portfolio Company Name [Text Block]	Dynamic Asset Allocation Portfolio – Class B Shares
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	3.22%
MultiOption Guide | InvescoOppenheimerVIInternationalGrowthFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	3.57%
MultiOption Guide | InvescoVIAmericanValueFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	6.98%
MultiOption Guide | InvescoVIComstockFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.65%
MultiOption Guide | InvescoVIEquityandIncomeFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
MultiOption Guide | InvescoVISmallCapEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	6.28%
MultiOption Guide | MorningstarAggressiveGrowthETFAssetAllocationPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.88%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	7.06%
MultiOption Guide | MorningstarBalancedETFAssetAllocationPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation and some current income.
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	6.68%
Average Annual Total Returns, 10 Years [Percent]	4.99%
MultiOption Guide | MorningstarConservativeETFAssetAllocationPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and preservation of capital.
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	7.84%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	2.25%
MultiOption Guide | MorningstarGrowthETFAssetAllocationPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.27%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	6.20%
MultiOption Guide | MorningstarIncomeandGrowthETFAssetAllocationPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.59%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	3.67%
MultiOption Guide | VPInflationProtectionFundClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	VP Inflation Protection Fund – Class II Shares
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.90%
MultiOption Guide | CapitalWorldBondFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Name [Text Block]	Capital World Bond Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	(0.33%)
Average Annual Total Returns, 10 Years [Percent]	0.36%
MultiOption Guide | GlobalGrowthFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	Global Growth Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	22.60%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	9.58%
MultiOption Guide | GlobalSmallCapitalizationFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	Global Small Capitalization Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	16.17%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	5.78%
MultiOption Guide | GrowthFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide growth of capital.
Portfolio Company Name [Text Block]	Growth Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
MultiOption Guide | GrowthIncomeFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	Growth-Income Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
MultiOption Guide | InternationalFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	International Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.41%
MultiOption Guide | NewWorldFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	New World Fund® – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	4.69%
MultiOption Guide | USGovernmentSecuritiesFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	U.S. Government Securities Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.52%
MultiOption Guide | BlackRockInternationalIndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund – Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	17.83%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	3.89%
MultiOption Guide | BlackRockSmallCapIndexVIFundClassIIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund – Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	16.43%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	6.65%
MultiOption Guide | BondIndexPortfolioServiceClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Bond Index Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	0.64%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MultiOption Guide | EquityIncomePortfolioServiceClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).
Portfolio Company Name [Text Block]	Equity-Income Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.38%
Average Annual Total Returns, 5 Years [Percent]	12.01%
Average Annual Total Returns, 10 Years [Percent]	8.31%
MultiOption Guide | MidCapPortfolioServiceClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
MultiOption Guide | FranklinSmallCapValueVIPFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.04%
MultiOption Guide | TempletonDevelopingMarketsVIPFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	2.32%
MultiOption Guide | GoldmanSachsVITTrendDrivenAllocationFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return while seeking to provide volatility management.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund – Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	4.81%
Average Annual Total Returns, 10 Years [Percent]	3.41%
MultiOption Guide | DelawareIvyVIPAssetStrategyClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Asset Strategy – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	3.48%
MultiOption Guide | DelawareIvyVIPBalancedClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Balanced – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	6.37%
MultiOption Guide | DelawareIvyVIPCoreEquityClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Core Equity – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	23.51%
Average Annual Total Returns, 5 Years [Percent]	15.97%
Average Annual Total Returns, 10 Years [Percent]	10.57%
MultiOption Guide | DelawareIvyVIPGlobalGrowthClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Global Growth – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	12.10%
Average Annual Total Returns, 10 Years [Percent]	7.66%
MultiOption Guide | DelawareIvyVIPHighIncomeClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of high current income and capital appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP High Income – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
MultiOption Guide | DelawareIvyVIPInternationalCoreEquityClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP International Core Equity – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	4.00%
MultiOption Guide | DelawareIvyVIPMidCapGrowthClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Mid Cap Growth – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	14.63%
Average Annual Total Returns, 10 Years [Percent]	10.47%
MultiOption Guide | DelawareIvyVIPNaturalResourcesClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Natural Resources – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	1.63%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	(0.36%)
MultiOption Guide | DelawareIvyVIPScienceandTechnologyClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Science and Technology – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	39.04%
Average Annual Total Returns, 5 Years [Percent]	17.17%
Average Annual Total Returns, 10 Years [Percent]	10.87%
MultiOption Guide | DelawareIvyVIPSmallCapGrowthClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Small Cap Growth – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	6.28%
MultiOption Guide | DelawareIvyVIPSmidCapCoreClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Smid Cap Core – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.71%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	7.70%
MultiOption Guide | DelawareIvyVIPValueClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Value – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	8.27%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	7.96%
MultiOption Guide | DelawareIvyVIPPathfinderModerateManagedVolatilityClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Pathfinder Moderate - Managed Volatility – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	5.10%
MultiOption Guide | DelawareIvyVIPPathfinderModeratelyAggressiveManagedVolatilityClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	8.40%
Average Annual Total Returns, 10 Years [Percent]	5.71%
MultiOption Guide | DelawareIvyVIPPathfinderModeratelyConservativeManagedVolatilityClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility – Class II Shares
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Securian Asset Management, Inc., Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	4.44%
MultiOption Guide | JanusHendersonBalancedPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
MultiOption Guide | JanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	1.66%
MultiOption Guide | JanusHendersonFortyPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	39.65%
Average Annual Total Returns, 5 Years [Percent]	16.64%
Average Annual Total Returns, 10 Years [Percent]	13.45%
MultiOption Guide | JanusHendersonMidCapValuePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	6.91%
MultiOption Guide | JanusHendersonOverseasPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	3.38%
MultiOption Guide | ClearBridgeVariableSmallCapGrowthPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	7.62%
MultiOption Guide | MFSInternationalIntrinsicValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.31%
Average Annual Total Returns, 10 Years [Percent]	6.66%
MultiOption Guide | EmergingMarketsEquityPortfolioClassIISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	11.96%
Average Annual Total Returns, 5 Years [Percent]	3.36%
Average Annual Total Returns, 10 Years [Percent]	1.79%
MultiOption Guide | NeubergerBermanAMTSustainableEquityPortfolioSClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	26.57%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Average Annual Total Returns, 10 Years [Percent]	9.74%
MultiOption Guide | TOPSManagedRiskBalancedETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	3.24%
MultiOption Guide | TOPSManagedRiskFlexETFPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Flex ETF Portfolio
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	9.28%
Average Annual Total Returns, 5 Years [Percent]	4.71%
Average Annual Total Returns, 10 Years [Percent]	2.98%
MultiOption Guide | TOPSManagedRiskGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	5.86%
Average Annual Total Returns, 10 Years [Percent]	3.33%
MultiOption Guide | TOPSManagedRiskModerateGrowthETFPortfolioClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.33%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	3.52%
MultiOption Guide | PIMCOVITGlobalDiversifiedAllocationPortfolioAdvisorClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	13.64%
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	4.03%
MultiOption Guide | PIMCOVITInternationalBondPortfolioUSDollarHedgedAdvisorClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	8.91%
Average Annual Total Returns, 5 Years [Percent]	1.54%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MultiOption Guide | PIMCOVITLowDurationPortfolioAdvisorClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	4.87%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	0.82%
MultiOption Guide | PIMCOVITTotalReturnPortfolioAdvisorClassSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.83%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.60%
MultiOption Guide | PutnamVTInternationalValueFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Putnam VT International Value Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	3.88%
MultiOption Guide | PutnamVTLargeCapGrowthFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	44.47%
Average Annual Total Returns, 5 Years [Percent]	18.49%
Average Annual Total Returns, 10 Years [Percent]	14.39%
MultiOption Guide | PutnamVTLargeCapValueFundClassIBSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	10.26%
MultiOption Guide | SFTBalancedStabilizationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).
Portfolio Company Name [Text Block]	SFT Balanced Stabilization Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	15.47%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	7.15%
MultiOption Guide | SFTCoreBondFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.
Portfolio Company Name [Text Block]	SFT Core Bond Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Metropolitan West Asset Management, LLC (MetWest)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.72%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	1.94%
MultiOption Guide | SFTDelawareIvySMGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	SFT Delaware IvySM Growth Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	37.96%
Average Annual Total Returns, 5 Years [Percent]	18.49%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MultiOption Guide | SFTDelawareIvySMSmallCapGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	SFT Delaware IvySM Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	12.79%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MultiOption Guide | SFTEquityStabilizationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).
Portfolio Company Name [Text Block]	SFT Equity Stabilization Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	7.82%
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MultiOption Guide | SFTGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+
Portfolio Company Name [Text Block]	SFT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.45%
Average Annual Total Returns, 10 Years [Percent]	0.85%
MultiOption Guide | SFTIndex400MidCapFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
Portfolio Company Name [Text Block]	SFT Index 400 Mid-Cap Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	8.66%
MultiOption Guide | SFTIndex500FundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
Portfolio Company Name [Text Block]	SFT Index 500 Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	25.71%
Average Annual Total Returns, 5 Years [Percent]	15.15%
Average Annual Total Returns, 10 Years [Percent]	11.51%
MultiOption Guide | SFTRealEstateSecuritiesFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks above average income and long-term growth of capital.
Portfolio Company Name [Text Block]	SFT Real Estate Securities Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Cohen & Steers
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	7.44%
MultiOption Guide | SFTTRowePriceValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	SFT T. Rowe Price Value Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	12.09%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MultiOption Guide | SFTWellingtonCoreEquityFundClass2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	SFT Wellington Core Equity Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	0.00%
MultiOption Guide | TRowePriceHealthSciencesPortfolioIIClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio – II Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	11.03%
MultiOption Guide | HighestAnniversaryValueIIDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Name of Benefit [Text Block]	Highest Anniversary Value II Death Benefit
Purpose of Benefit [Text Block]	Provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	May not be elected with any optional living benefit riders.Name of BenefitPurposeIs Benefit Standard orOptionalMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Highest Anniversary Value II Death Benefit
Operation of Benefit [Text Block]	Highest Anniversary Value II (HAV II) Death Benefit Option The HAV II death benefit option provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries as described below. The initial Highest Anniversary Value is equal to the Purchase Payments received on the rider effective date. Thereafter, the Highest Anniversary Value will be determined on every Contract Anniversary prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). On the day your death benefit is determined, the Highest Anniversary Value is equal to the greater of:(a)the Contract Value; or(b)the previous Highest Anniversary Value increased by any Purchase Payments and reduced on a Pro-rata Basis for amounts withdrawn since the previous Highest Anniversary Value was determined.There will be no further Highest Anniversary Values determined after the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). However, where Joint Owners exist, if the surviving Owner continues the contract after the death of the first Owner, determination of new Highest Anniversary Values may resume on the next Contract Anniversary until the Contract Anniversary following the 80th birthday of surviving Owner. We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance. This death benefit option will terminate on the earliest of:•the payment of all death benefits available under the contract or optional death benefit riders;•termination or surrender of the contract;•the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;•the Contract Value equals zero; or•the date of an ownership change or assignment under the contract unless: (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract. See Appendix D for examples of how this optional death benefit works.
Calculation Method of Benefit [Text Block]	Appendix D — Examples of the Highest Anniversary Value II Death Benefit Option Below are several examples that are designed to help show how the Highest Anniversary Value II (HAV II) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values. The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Beginning of Year 2	68	$106,000	—	—	$106,000	$100,000	$106,000	$106,000
Beginning of Year 3	69	$120,000	—	—	$120,000	$100,000	$120,000	$120,000
Beginning of Year 4	70	$128,000	—	—	$128,000	$100,000	$128,000	$128,000
Beginning of Year 5	71	$108,000	—	—	$108,000	$100,000	$128,000	$128,000
Beginning of Year 6	72	$100,000	—	—	$100,000	$100,000	$128,000	$128,000
Beginning of Year 7	73	$156,000	—	—	$156,000	$100,000	$156,000	$156,000
Beginning of Year 8	74	$160,000	—	—	$160,000	$100,000	$160,000	$160,000
Beginning of Year 9	75	$125,000	—	—	$125,000	$100,000	$160,000	$160,000
Beginning of Year 10	76	$141,000	—	—	$141,000	$100,000	$160,000	$160,000
Beginning of Year 11	77	$160,000	—	—	$160,000	$100,000	$160,000	$160,000
Beginning of Year 12	78	$155,000	—	—	$155,000	$100,000	$160,000	$160,000
Beginning of Year 13	79	$163,000	—	—	$163,000	$100,000	$163,000	$163,000
Beginning of Year 14	80	$140,000	—	—	$140,000	$100,000	$163,000	$163,000
Beginning of Year 15	81	$155,000	—	—	$155,000	$100,000	$163,000	$163,000
Beginning of Year 16	82	$165,000	—	—	$165,000	$100,000	$163,000	$165,000
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000 and the Highest Anniversary Value is increased to the current Contract Value. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value, resulting in a death benefit of $106,000. In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value, resulting in a death benefit of $128,000. In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 80th birthday; the last anniversary at which the Highest Anniversary Value has the potential to increase. Example #2 — Initial values at issue based on an initial Purchase Payment of $100,000. Examples 2 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Initial Highest Anniversary Value = initial Purchase Payment = $100,000. Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($100,000, $100,000, $100,000) = $100,000. Example #3 — Subsequent Purchase Payment received during the first Contract Year. If additional Purchase Payments are received, the Highest Anniversary Value will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$125,000
After the additional Purchase Payment:Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($125,000, $120,000, $120,000) = $125,000. Example #4 — Highest Anniversary Value increase on Contract Anniversary. On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$125,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$130,000
After the increase:Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($130,000, $120,000, $130,000) = $130,000. Example #5 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$125,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$130,000
Activity 6 months later	68	$126,000	—	$5,000	$121,000	$115,238	$124,841	$124,841
After the withdrawal:Purchase Payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal – [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $126,000] = $115,238. Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal – [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 – [$130,000 x $5,000 / $126,000] = $124,841. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($121,000, $115,238, $124,841) = $124,841.
MultiOption Guide | PremierIIDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Name of Benefit [Text Block]	Premier II Death Benefit
Purpose of Benefit [Text Block]	Provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Brief Restrictions / Limitations [Text Block]	May not be elected with any optional living benefit riders.
Name of Benefit [Text Block]	Premier II Death Benefit
Operation of Benefit [Text Block]	Premier II Death Benefit Option The Premier II death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value. The Highest Anniversary Value is determined in the manner described in the section entitled “Highest Anniversary Value II (HAV II) Death Benefit Option” above. The initial 5% Increase Value is equal to the Purchase Payments received on the rider effective date. Thereafter, the 5% Increase Value is determined as follows:Prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:(a)Contract Value in the Guaranteed Interest Options; and(b)Purchase Payments and transfers into the Variable Annuity Account less withdrawals and transfers out of the Variable Annuity Account, accumulated at an interest rate of 5% compounded annually until the earlier of the date we receive proof of death or the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person) (the “Variable Portion”).After the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:(a)Contract Value in the Guaranteed Interest Options; and(b)the Variable Portion of the 5% Increase Value calculated as of the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), less withdrawals and transfers out of the Variable Annuity Account after that date.The 5% Increase Value shall not exceed 200% of the sum of Purchase Payments adjusted on a Pro-rata Basis “Optional Death Benefits”) for any amounts previously withdrawn. We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance. This death benefit option will terminate on the earliest of:•the payment of all death benefits available under the contract or optional death benefit riders;•termination or surrender of the contract;•the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;•the Contract Value equals zero; or•the date of an ownership change or assignment under the contract unless: (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.See Appendix E for examples of how this optional death benefit works.
Calculation Method of Benefit [Text Block]	Appendix E — Examples of Premier II Death Benefit Option Below are several examples that are designed to help show how the Premier II death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values. The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, 5% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	$100,000
Beginning of Year 2	68	$106,000	—	—	$106,000	$100,000	$106,000	$105,000	$106,000
Beginning of Year 3	69	$120,000	—	—	$120,000	$100,000	$120,000	$110,250	$120,000
Beginning of Year 4	70	$128,000	—	—	$128,000	$100,000	$128,000	$115,763	$128,000
Beginning of Year 5	71	$108,000	—	—	$108,000	$100,000	$128,000	$121,551	$128,000
Beginning of Year 6	72	$100,000	—	—	$100,000	$100,000	$128,000	$127,628	$128,000
Beginning of Year 7	73	$156,000	—	—	$156,000	$100,000	$156,000	$134,010	$156,000
Beginning of Year 8	74	$160,000	—	—	$160,000	$100,000	$160,000	$140,710	$160,000
Beginning of Year 9	75	$125,000	—	—	$125,000	$100,000	$160,000	$147,746	$160,000
Beginning of Year 10	76	$141,000	—	—	$141,000	$100,000	$160,000	$155,133	$160,000
Beginning of Year 11	77	$160,000	—	—	$160,000	$100,000	$160,000	$162,889	$162,889
Beginning of Year 12	78	$155,000	—	—	$155,000	$100,000	$160,000	$171,034	$171,034
Beginning of Year 13	79	$163,000	—	—	$163,000	$100,000	$163,000	$179,586	$179,586
Beginning of Year 14	80	$140,000	—	—	$140,000	$100,000	$163,000	$188,565	$188,565
Beginning of Year 15	81	$155,000	—	—	$155,000	$100,000	$163,000	$188,565	$188,565
Beginning of Year 16	82	$165,000	—	—	$165,000	$100,000	$163,000	$188,565	$188,565
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000 and the Highest Anniversary Value is increased to the current Contract Value. The 5% Increase Value is calculated as the prior 5% Increase Value, accumulated at 5% for a year ($100,000 * 1.05 ^ (365 / 365) = $105,000). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value, resulting in a death benefit of $106,000. In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The prior 5% Increase Value is accumulated at 5% ($115,763 * 1.05 ^ (365 / 365) = $121,551). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value, resulting in a death benefit of $128,000. In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 80th birthday; the last anniversary at which the Highest Anniversary Value and 5% Increase Value have the potential to increase. Example #2 — Initial values at issue based on an initial Purchase Payment of $100,000. Examples 2 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	$100,000
Initial Highest Anniversary Value = initial Purchase Payment = $100,000. Initial 5% Increase Value = initial Purchase Payment = $100,000. Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($100,000, $100,000, $100,000, $100,000) = $100,000. Example #3 — Subsequent Purchase Payment received during the first Contract Year. If additional Purchase Payments are received, the Highest Anniversary Value and 5% Increase Value will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$122,470	$125,000
After the additional Purchase Payment:Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. 5% Increase Value = 5% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount, subject to the Maximum Increase Value of 200% of Purchase Payments adjusted for withdrawals = Minimum of ($100,000 * (1.05 ^ (6/12)) + $20,000, 200% * $120,000) = $122,470. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($125,000, $120,000, $120,000, $122,470) = $125,000. Example #4 — Highest Anniversary Value increase on Contract Anniversary. On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$122,470	$125,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$125,494	$130,000
After the increase:Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000. 5% Increase Value = prior 5% Increase Value accumulated until the beginning of year 2 = Minimum of ($122,470 * (1.05 ^ (6/12)), 200% * $120,000) = $125,494. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($130,000, $120,000, $130,000, $125,494) = $130,000. Example #5 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal. The 5% Increase Value will be reduced by the amount of the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$120,000	$122,470	$125,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$125,494	$130,000
Activity 6 months later	68	$126,000	—	$5,000	$121,000	$115,238	$124,841	$123,593	$124,841
After the withdrawal:Purchase Payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal – [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $126,000] = $115,238. Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal – [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 – [$130,000 x $5,000 / $126,000] = $124,841. 5% Increase Value = 5% Increase Value prior to the withdrawal accumulated until the time of the withdrawal and reduced for the withdrawal = Minimum of ($125,494 * (1.05 ^ (6/12)) – $5,000, 200% * $115,238) = $123,593. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($121,000, $115,238, $124,841, $123,539) = $124,841.
MultiOption Guide | PremierProtectorDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Name of Benefit [Text Block]	Premier Protector Death Benefit
Purpose of Benefit [Text Block]	Provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 4% Increase Value. Death benefit value may also be accelerated in the event the Owner or Annuitant, in the case of non-natural ownership, meets eligibility criteria.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Brief Restrictions / Limitations [Text Block]	May not be elected with any optional living benefit riders or optional death benefit riders.
Name of Benefit [Text Block]	Premier Protector Death Benefit
Calculation Method of Benefit [Text Block]	Appendix Q — Examples of the Premier Protector Death Benefit RiderBelow are several examples that are designed to help show how the Premier Protector (Premier Protector DB) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefits”. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values. The table below is meant to provide a numeric example of how the Highest Anniversary Value, 4% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	72	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Beginning of Year 2	73	$108,000	—	—	$108,000	$108,000	$104,000	$108,000
Beginning of Year 3	74	$119,000	—	—	$119,000	$119,000	$108,160	$119,000
Beginning of Year 4	75	$125,000	—	—	$125,000	$125,000	$112,486	$125,000
Beginning of Year 5	76	$112,000	—	—	$112,000	$125,000	$116,986	$125,000
Beginning of Year 6	77	$102,000	—	—	$102,000	$125,000	$121,665	$125,000
Beginning of Year 7	78	$121,000	—	—	$121,000	$125,000	$126,532	$126,532
Beginning of Year 8	79	$155,000	—	—	$155,000	$155,000	$131,593	$155,000
Beginning of Year 9	80	$130,000	—	—	$130,000	$155,000	$136,857	$155,000
Beginning of Year 10	81	$140,000	—	—	$140,000	$155,000	$142,331	$155,000
Beginning of Year 11	82	$156,000	—	—	$156,000	$156,000	$148,024	$156,000
Beginning of Year 12	83	$150,000	—	—	$150,000	$156,000	$153,945	$156,000
Beginning of Year 13	84	$165,000	—	—	$165,000	$165,000	$160,103	$165,000
Beginning of Year 14	85	$166,000	—	—	$166,000	$166,000	$166,507	$166,507
Beginning of Year 15	86	$160,000	—	—	$160,000	$166,000	$166,507	$166,507
Beginning of Year 16	87	$170,000	—	—	$170,000	$166,000	$166,507	$166,507
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $108,000 and the Highest Anniversary Value is increased to the current Contract Value. The 4% Increase Value is calculated as the prior 4% Increase Value, accumulated at 4% for a year ($100,000 * 1.04 ^ (365 / 365) = $104,000). The death benefit for this rider is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $108,000. In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $112,000 and since that is less than the current Highest Anniversary Value of $125,000, it remains unchanged. The prior 4% Increase Value is accumulated at 4% ($112,486 * 1.04 ^ (365 / 365) = $116,986). The rider death benefit is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $125,000. In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 85th birthday; the last anniversary at which the Highest Anniversary Value and 4% Increase Value have the potential to increase. Example #2 — Initial values at issue based on an initial Purchase Payment of $100,000. Examples 2 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Initial Highest Anniversary Value = initial Purchase Payment = $100,000. Initial 4% Increase Value = initial Purchase Payment = $100,000. Initial Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($100,000, $100,000) = $100,000. Example #3 — Subsequent Purchase Payment received during the first Contract Year. If additional Purchase Payments are received prior to age 85, the Highest Anniversary Value and 4% Increase Value will increase by the amount of the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
After the additional Purchase Payment:Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. 4% Increase Value = 4% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount = $100,000 * (1.04 ^ (6/12)) + $20,000 = $121,980. Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($120,000, $121,980) = $121,980. Example #4 — Highest Anniversary Value increase on Contract Anniversary. On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
Beginning of Year 2	68	$130,000	—	—	$130,000	$130,000	$124,396	$130,000
After the increase:Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000. 4% Increase Value = prior 4% Increase Value accumulated until the beginning of year 2 = $121,980 * (1.04 ^ (6/12)) = $124,396. Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($130,000, $124,396) = $130,000. Example #5 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value and the 4% Increase Value. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Highest Anniversary Value	4% Increase Value	Premier Protector Death Benefit
Beginning of Year 1	67	—	$100,000	—	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$105,000	$20,000	—	$125,000	$120,000	$121,980	$121,980
Beginning of Year 2	68	$130,000	—	—	$130,000	$130,000	$124,396	$130,000
Activity 6 months later	68	$126,000	—	$5,000	$121,000	$124,841	$121,825	$124,841
After the withdrawal:Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal – [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 – [$130,000 * $5,000 / $126,000] = $124,841. 4% Increase Value = 4% Increase Value prior to the withdrawal – [4% Increase Value prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $124,396 * (1.04 ^ (6/12)) – [$124,396 * (1.04 ^ (6/12)) * $5,000 / $126,000] = $121,825. Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($124,841, $121,825) = $124,841.
MultiOption Guide | EstateEnhancementBenefitIIMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Name of Benefit [Text Block]	Estate Enhancement Benefit II (EEB II)
Purpose of Benefit [Text Block]	Designed to help pay expenses that may be due upon an Owner’s death
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	May not be elected with any optional living benefit riders.
Name of Benefit [Text Block]	Estate Enhancement Benefit II (EEB II)
Operation of Benefit [Text Block]	Estate Enhancement Benefit II (EEB II) Option This optional contract rider may provide an additional amount to be added to the death benefit proceeds that become payable upon any Owner’s death. It is designed to help pay expenses that may be due upon an Owner’s death. We do not guarantee that the amounts provided by the EEB II option will be adequate to cover any such expenses that any heirs may have to pay. If any Owner dies before Annuity Payments begin, we will pay the EEB II benefit of this contract to the beneficiary. If the Owner of the contract is other than a natural person, such as a trust or other similar entity, we will pay the EEB II benefit to the beneficiary on the death of the Annuitant. The EEB II benefit will be the EEB II Percentage (as described below) multiplied by the lesser of:(a)the Contract Value less Purchase Payments not previously withdrawn; or(b)200% of the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.The EEB II Percentage depends on the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner). The age used in determining the EEB II benefit is determined at the time the rider is issued, and it will not be adjusted upon a change of Owner or Annuitant. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is less than 70 years at the time the rider is issued, the EEB II Percentage is equal to 40%. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is 70 years or older at the time the rider is issued, the EEB II Percentage is equal to 25%. The value of the EEB II benefit will be determined as of the Valuation Date coincident with or next following the day we receive proof of death at our home office. Any amounts due as an EEB II benefit will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Annuity Account based on the same proportion that each bears to the Contract Value on the date the benefit is calculated. If the Contract Value is less than Purchase Payments not previously withdrawn, the EEB II benefit is zero and no adjustment will apply. If a surviving spouse is the sole beneficiary and elects to assume his or her deceased spouse’s contract, he or she may elect to:(a)have any amount due under the EEB II benefit paid and this rider will terminate; or(b)continue this rider such that the EEB II benefit is payable on his or her death instead of the death of the Owner or Annuitant, as applicable.If no election is made within 30 days following the date we receive proof of death at our home office, the EEB II benefit, if any, will be paid and the rider terminated under option (a). Option (b) may only be exercised one time per contract, and will not be an option upon the death of the surviving spouse. This rider will terminate on the earliest of:•the payment of the EEB II benefit available;•the payment of all death benefits available under the contract or optional death benefit riders;•termination or surrender of the contract;•the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;•the Contract Value equals zero; or•the date of an ownership change or assignment under the contract unless: (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract.See Appendix F for examples of how this optional death benefit works.
Calculation Method of Benefit [Text Block]	Appendix F — Examples of Estate Enhancement Benefit II Option Below are several examples that are designed to help show how the Estate Enhancement Benefit II option functions. A complete description of this optional contract feature can be found in the prospectus section “Death Benefits — Optional Death Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. Example #1 — Initial values on issue based on an initial Purchase Payment of $100,000. Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$100,000	$100,000	$200,000	—
Initial Maximum Enhancement Basis = Purchase Payments * 200% = 100,000 * 200% = 200,000. Initial Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($100,000 – $100,000) = 0. Example #2 — Subsequent Purchase Payment received during the first Contract Year. If additional Purchase Payments are received, the Contract Value, Purchase Payments adjusted for withdrawals, and remaining Purchase Payments are increased by the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$100,000	$100,000	$200,000	—
Activity 6 months later	69	$105,000	$20,000	—	$125,000	$120,000	$240,000	$2,000
After the additional Purchase Payment:Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = ($100,000 + $20,000) * 200% = $240,000. Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($125,000 – $120,000) = $2,000. Example #3 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to Purchase Payments in the Maximum Enhancement Basis calculation based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$100,000	$100,000	$200,000	—
Activity 6 months later	69	$105,000	$20,000	—	$125,000	$120,000	$240,000	$2,000
Beginning of Year 2	70	$130,000	—	—	$130,000	$120,000	$240,000	$4,000
Activity 6 months later	70	$133,000	—	$5,000	$128,000	$120,000	$230,977	$3,200
After the withdrawal:Purchase Payments adjusted for withdrawals are adjusted on a Pro-rata Basis = Purchase Payments adjusted for withdrawals prior to the withdrawal – [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $133,000] = $115,489. Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977. Remaining Purchase Payments: the withdrawal will be allocated to contract gain up to the free withdrawal amount, and then to Purchase Payments on a first in, first out, basis. Therefore, remaining Purchase Payments = $120,000. Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($128,000 – $120,000) = $3,200. Example #4 — Decreases in Contract Values. Decreases in Contract Value can cause a drop in benefit amount; however, this amount will never be less than $0.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$100,000	$100,000	$200,000	—
Activity 6 months later	69	$105,000	$20,000	—	$125,000	$120,000	$240,000	$2,000
Beginning of Year 2	70	$130,000	—	—	$130,000	$120,000	$240,000	$4,000
Activity 6 months later	70	$133,000	—	$5,000	$128,000	$120,000	$230,977	$3,200
Beginning of Year 3	71	$122,000	—	—	$122,000	$120,000	$230,977	$800
Beginning of Year 4	72	$115,000	—	—	$115,000	$120,000	$230,977	—
Beginning of Year 5	73	$118,000	—	—	$118,000	$120,000	$230,977	—
Beginning of Year 6	74	$123,000	—	—	$123,000	$120,000	$230,977	$1,200
Values in the beginning of year 4:Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977. Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($115,000 – $120,000) = -$2,000. Benefit may not be less than zero so no benefit is due.
MultiOption Guide | MyPathEdgeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Name of Benefit [Text Block]	MyPath Edge
Purpose of Benefit [Text Block]	Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.Name of BenefitPurposeIs Benefit Standard orOptionalMaximum FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	MyPath Edge
Calculation Method of Benefit [Text Block]	Appendix S — Examples of the MyPath Edge Single Level, Single Plus, Joint Level, and Joint Plus OptionsBelow are several examples that are designed to help show how the MyPath Edge (Single Level, Single Plus, Joint Level, and Joint Plus) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform. The examples may not reflect the current annual income percentage or current lifetime income percentage. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and current lifetime income percentage rates. Historic annual income percentages and lifetime income percentages are available in Appendix P to this prospectus. Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Single Level and Joint Level riders and demonstrates how the GAI remains level upon entering the Automatic Payment Phase. Example 7 applies only to the Single Plus and Joint Plus riders and demonstrates how the GAI reduces upon entering the Automatic Payment Phase. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower annual income percentages. Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Initial benefit base = initial Purchase Payment = $100,000. Enhancement base = initial Purchase Payment = $100,000. Annual income percentage = based on current age = 5.00%. Initial GAI = initial benefit base X annual income percentage = $100,000 X 5.00% = $5,000. Example #2 — Subsequent Purchase Payment before first withdrawal. Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	5.00%	$6,000
After the additional Purchase Payment:Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. GAI = new benefit base X annual income percentage = $120,000 X 5.00% = $6,000.Example #3 — Benefit base reset. On each Contract Anniversary, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	5.10%	$6,554
On a benefit base reset:Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($128,500, $120,000) = $128,500.Annual income percentage = based on the current age as there have been no withdrawals = 5.10%. GAI = new benefit base X annual income percentage = $128,500 X 5.10% = $6,554. Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI. On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	5.10%	$6,554
Activity (withdrawal)	64	$130,000	$0	$6,554	$123,446	$128,500	5.10%	$6,554
After the withdrawal:Benefit base = no impact = $128,500. Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 5.10%. Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI. On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	5.10%	$6,554
Activity (withdrawal)	64	$130,000	$0	$6,554	$123,446	$128,500	5.10%	$6,554
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	5.10%	$6,579
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$73,164	5.10%	$3,731
At the beginning of year 3:Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,500) = $129,000. Annual income percentage = determined based on the age as of the first withdrawal = 5.10%GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579. After the excess withdrawal:Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164. GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.Example #6 — Rider Enters Automatic Payment Phase when Contract Value Falls to Zero (Level Options).If the Contract Value of either a Single Level or Joint Level contract is reduced to zero, other than by an excess withdrawal, the contract will enter an automatic payment phase. An annual amount in the form of an Annuity Payment will be paid until the death of the Designated Life or both Designated Lives if a joint rider is elected.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	65	$0	$100,000	—	$100,000	$100,000	5.20%	$5,200
Beginning of Year 2	66	$94,000	$0	—	$94,000	$100,000	5.30%	$5,300
Beginning of Year 3	67	$88,360	$0	$5,400	$82,960	$100,000	5.40%	$5,400
Beginning of Year 4	68	$75,205	$0	$5,400	$69,805	$100,000	5.40%	$5,400
Beginning of Year 5	69	$65,101	$0	$5,400	$59,701	$100,000	5.40%	$5,400
Beginning of Year 6	70	$52,352	$0	$5,400	$46,952	$100,000	5.40%	$5,400
Beginning of Year 7	71	$45,801	$0	$5,400	$40,401	$100,000	5.40%	$5,400
Beginning of Year 8	72	$36,952	$0	$5,400	$31,552	$100,000	5.40%	$5,400
Beginning of Year 9	73	$24,020	$0	$5,400	$18,620	$100,000	5.40%	$5,400
Beginning of Year 10	74	$17,600	$0	$5,400	$12,200	$100,000	5.40%	$5,400
Beginning of Year 11	75	$8,540	$0	$5,400	$3,140	$100,000	5.40%	$5,400
Beginning of Year 12	76	$1,256	$0	$5,400	$0	$100,000	5.40%	$5,400
Automatic Payment Phase	77	—	—	$5,400	—	—	—	$5,400
Automatic Payment Phase: An amount equal to the GAI will be paid at least annually until the death of the Designated Life or both Designated Lives if jointly owned.Example #7 — Rider Enters Automatic Payment Phase when Contract Value Falls to Zero. (Plus Options)If the Contract Value of either a Single Plus or Joint Plus contract is reduced to zero, other than by an excess withdrawal, the contract will enter an automatic payment phase. An annual amount in the form of an Annuity Payment will be paid until the death of the Designated Life or both Designated Lives if a joint rider is elected.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Lifetime Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	65	$0	$100,000	—	$100,000	$100,000	6.20%	2.30%	$6,200
Beginning of Year 2	66	$94,000	$20,000	—	$94,000	$100,000	6.30%	2.40%	$6,300
Beginning of Year 3	67	$88,360	$0	$6,400	$81,960	$100,000	6.40%	2.50%	$6,400
Beginning of Year 4	68	$74,205	$0	$6,400	$67,805	$100,000	6.40%	2.50%	$6,400
Beginning of Year 5	69	$63,101	$0	$6,400	$56,701	$100,000	6.40%	2.50%	$6,400
Beginning of Year 6	70	$49,352	$0	$6,400	$42,952	$100,000	6.40%	2.50%	$6,400
Beginning of Year 7	71	$41,801	$0	$6,400	$35,401	$100,000	6.40%	2.50%	$6,400
Beginning of Year 8	72	$31,952	$0	$6,400	$25,552	$100,000	6.40%	2.50%	$6,400
Beginning of Year 9	73	$18,020	$0	$6,400	$11,620	$100,000	6.40%	2.50%	$6,400
Beginning of Year 10	74	$10,600	$0	$6,400	$4,200	$100,000	6.40%	2.50%	$6,400
Beginning of Year 11	75	$540	$0	$6,400	$0	$100,000	6.40%	2.50%	$6,400
Automatic Payment Phase	76	—	—	$2,500	—	—	—	—	$2,500
Automatic Payment Phase: An amount equal to the GAI will be paid at least annually until the death of the Designated Life or both Designated Lives if joint.Example #8 — Withdrawal prior to the benefit date.Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$0	$100,000	—	$100,000	$100,000	3.00%	$3,000
Activity (purchase payment)	45	$105,000	$20,000	—	$125,000	$120,000	3.00%	$3,600
Beginning of Year 2	46	$128,500	$0	—	$126,000	$128,500	3.00%	$3,855
Activity (withdrawal)	46	$130,000	$0	$3,855	$126,145	$124,689	3.00%	$3,741
After the withdrawal:Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the withdrawal] = $128,500 – [128,500 X $3,855 / $130,000] = $124,689.GAI = new benefit base X annual income percentage = $124,689 X 3.00% = $3,741.
MultiOption Guide | MyPathHorizonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Name of Benefit [Text Block]	MyPath Horizon
Purpose of Benefit [Text Block]	Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders
Name of Benefit [Text Block]	MyPath Horizon
MultiOption Guide | MyPathJourneyMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Name of Benefit [Text Block]	MyPath Journey
Purpose of Benefit [Text Block]	Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.
Name of Benefit [Text Block]	MyPath Journey
Calculation Method of Benefit [Text Block]	Appendix T — Examples of the MyPath Journey Single, Joint, and Joint 50 OptionsBelow are several examples that are designed to help show how the MyPath Journey (Single, Joint, and Joint 50) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform. The examples may not reflect the current annual income percentage or the current benefit base enhancement rates. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix P to this prospectus. Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Joint 50 rider and demonstrates how the GAI calculation changes on the Continuation Date. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower annual income percentages. Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Initial benefit base = initial Purchase Payment = $100,000. Enhancement base = initial Purchase Payment = $100,000. Annual income percentage = based on current age = 4.00%. Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.00% = $4,000. Example #2 — Subsequent Purchase Payment before first withdrawal. Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
After the additional Purchase Payment:Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. GAI = new benefit base X annual income percentage = $120,000 X 4.00% = $4,800.Example #3 — Benefit base enhancement. On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
After the enhancement:Enhancement = the enhancement base X enhancement rate = $120,000 X 5.0% = $6,000. Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $6,000 = $126,000. On a benefit base reset:Benefit base = greater of Contract Value or benefit base after benefit base enhancement = maximum of ($128,500, $126,000) = $128,500 Annual income percentage = based on the current age as there have been no withdrawals = 4.00%. GAI = new benefit base X annual income percentage = $128,500 X 4.00% = $5,140. Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI. On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
After the withdrawal:Benefit base = no impact = $128,500. Enhancement base = no impact = $120,000. Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 4.00%. Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI. On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$72,333	$67,286	4.00%	$2,893
At the beginning of year 3:Benefit base = Due to the Benefit Base Reset is reset to Contract Value = $129,000. Enhancement base = no impact = $120,000. Note: there is no enhancement due to the withdrawal that was taken during the year. Annual income percentage = determined based on the age as of the first withdrawal = 4.00%GAI = new benefit base X annual income percentage = $129,000 X 4.00% = $5,160. After the excess withdrawal:Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $72,333. Enhancement base = enhancement base prior to the excess withdrawal – [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $120,000 – [$120,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $67,286. GAI = new benefit base X annual income percentage = $72,333 X 4.00% = $2,893.Example #6 — Death of Joint Designated Life causes the Continuation Factor to be applied on the Continuation Date. (Joint 50 only)
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$72,333	$67,286	4.00%	$2,893
Continuation Date/ Beginning of Year 4	66	$71,000	$0	—	$71,000	$72,333	$67,286	4.00%	$1,447
On the Continuation Date (coinciding with the beginning of year 4):Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($71,000, $72,333) = $72,333; No benefit base reset occurred.Enhancement base = no impact = $67,286.Note: there is no enhancement due to the withdrawal that was taken during the year.Annual income percentage = determined based on the age as of the first withdrawal= 4.00%.Continuation Factor = 50%.GAI = new benefit base X annual income percentage X Continuation Factor = $72,333 X 4.00% X 50% = $1,447.Example #7 — Withdrawal prior to the benefit date. Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$0	$100,000	—	$100,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	45	$105,000	$20,000	—	$125,000	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	46	$126,000	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	46	$130,000	$0	$5,140	$124,860	$123,419	$115,255	4.00%	$4,937
After the withdrawal:Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,500 – [$128,500 X $5,140 / $130,000] = $123,419. Enhancement base = enhancement base prior to the withdrawal – [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,149 / $130,000] = $115,255. GAI = new benefit base X annual income percentage = $123,419 X 4.00% = $4,937.
MultiOption Guide | SureTrackPlus90Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	SureTrack Plus 90
Purpose of Benefit [Text Block]	Provides a benefit that guarantees you a minimum Contract Value at the end of a specified period called the benefit period.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders
Name of Benefit [Text Block]	SureTrack Plus 90
MultiOption Guide | MyPathEdgeSingleChargeLevelOptionChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Guide | MyPathEdgeSingleChargePlusOptionChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Guide | MyPathEdgeJointChargeLevelOptionChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Guide | MyPathEdgeJointChargePlusOptionChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Guide | MyPathHorizonSingleChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Guide | MyPathHorizonJointChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Guide | MyPathHorizonJoint50ChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Guide | MyPathJourneySingleChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,448
Surrender Expense, 1 Year, Minimum [Dollars]	12,029
Surrender Expense, 3 Years, Maximum [Dollars]	23,616
Surrender Expense, 3 Years, Minimum [Dollars]	19,421
Surrender Expense, 5 Years, Maximum [Dollars]	33,139
Surrender Expense, 5 Years, Minimum [Dollars]	26,318
Surrender Expense, 10 Years, Maximum [Dollars]	59,984
Surrender Expense, 10 Years, Minimum [Dollars]	$ 47,429
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Guide | MyPathJourneyJointChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Guide | MyPathJourneyJoint50ChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Guide | SureTrackPlus90ChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
MultiOption Guide | ReturnPurchasePaymentsDeathBenefitMember
Prospectus:
Operation of Benefit [Text Block]	Premier Protector Death Benefit Option The Premier Protector DB death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 4% Increase Value. The death benefit value may be accelerated in the event the Owner or Annuitant, in the case of non-natural ownership, meets the eligibility requirements as described below. Before electing this optional death benefit, you should consider the following:•This death benefit is not long term care or nursing home insurance.•This death benefit may not be elected if, at the time of application, either Owner (or Annuitant in the case of an Owner who is not a natural person):a)Cannot perform all of the Activities of Daily Living; orb)Is confined to a nursing home or skilled nursing facility.•The death benefit may not be accelerated during the one year period following contract issue.•Withdrawals or surrender of Contract Value during the acceleration period will be subject to taxation in the same manner as any other withdrawal. You may wish to consult your tax advisor before electing to accelerate your benefit.Premier Protector Death Benefit Value The value of the Premier Protector Death Benefit is the greater of the (a) Highest Anniversary Value and the (b) the 4% Increase Value. The Highest Anniversary Value and 4% Increase Value will continue to increase until the earlier of the following:(a)the date we receive due proof of death;(b)the date the acceleration period begins; or(c)the Last Increase Date which is the Contract Anniversary on or following the 85th birthday of the oldest Owner or the oldest Annuitant, in the case of an Owner who is not a natural person.The initial Highest Anniversary Value is equal to the Purchase Payments received on the Rider Effective Date. During each Contract Year, prior to and including the Last Increase Date, the Highest Anniversary Value will increase by any Purchase Payments received. On every subsequent Contract Anniversary, prior to and including the Last Increase Date, if the Contract Value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the Contract Value. The initial 4% Increase Value is equal to the Purchase Payments received on the Rider Effective Date. The 4% Increase Value is increased by any additional Purchase Payments received and accumulated for interest at 4% to the Last Increase Date. Any withdrawal and associated charges will reduce the Highest Anniversary Value and the 4% Increase Value on a Pro-rata Basis at the time of the withdrawal. We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. Acceleration Feature of Premier Protector DB The Premier Protector DB provides the ability to accelerate the death benefit if the Owner, or the Annuitant is not a natural person, meets certain eligibility requirements. In order to be eligible for the accelerated death benefit, the Owner, or the Annuitant if the Owner is not a natural person, must be certified by a licensed health care practitioner as meeting the definition of Chronic Illness or Terminal Illness as described below:—Chronic Illness is a permanent condition where the individual is:•Unable to perform, without substantial assistance from another person, at least two Activities of Daily Living due to loss of functional capacity; or•Requires substantial supervision to protect the individual from threats to health and safety due to severe cognitive impairment.—Terminal Illness is a diagnosis expected to result in death within 12 months.Once we receive due proof of benefit eligibility and benefit election, the acceleration period of the Premier Protector DB begins. The acceleration period ends when the Premier Protector DB is terminated. A waiting period of one year starting on the Rider Effective Date along with a 90 day elimination period, that can run concurrently with the waiting period, must be satisfied prior to any accelerated death benefits being paid. The value of the Premier Protector DB will be determined as of the day we receive due proof of benefit eligibility and benefit election. If the date we receive due proof of benefit eligibility and benefit election is not a Valuation Date, the Premier Protector DB will be determined at the next Valuation Date. Any amounts in excess of the Contract Value will be paid as a death benefit adjustment and added to the Contract Value. Once the acceleration feature of the Premier Protector DB is triggered, the Contract Value will be transferred into the Fixed Account. Transfers out of the Fixed Account into Sub-Accounts are not permitted during the acceleration period. Any withdrawals or surrender from the Fixed Account will not be subject to a Deferred Sales Charge. Once acceleration of the Premier Protector DB Benefit is elected, it cannot be cancelled. No additional Purchase Payments may be made and no additional rider charges will be deducted. During the acceleration period the death benefit provided by this rider is the Contract Value, which is the remaining value in the Fixed Account. Premier Protector DB Termination If prior to the acceleration period, the rider will automatically terminate at the earliest of:(a)the date we receive due proof of death of either Owner (or either Annuitant in the case of an Owner who is not a natural person);(b)termination or surrender of the contract;(c)the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;(d)the Contract Value equals zero; or(e)the date of an ownership change or assignment under the contract unless:•the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or•the assignment is for the purposes of effectuating a 1035 exchange of the contract.If during the acceleration period, the rider will automatically terminate at the earliest of:(a)the date we receive due proof of death of any remaining Owner who satisfied Accelerated Benefit Eligibility;(b)the date we receive due proof of death of either Annuitant in the case of an Owner who is not a natural person;(c)termination or surrender of the contract;(d)the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;(e)the Contract Value equals zero; or(f)the date of an ownership change or assignment under the contract unless:•the new Owner assumes full ownership of the contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or the assignment is for the purposes of effectuating a 1035 exchange of the contract.See Appendix Q for examples of how this optional death benefit works.
MultiOption Guide | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Standard Death Benefit
MultiOption Guide | BSeriesMember
Prospectus:
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Administrative Expense, Maximum [Dollars]	$ 50
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.35%
MultiOption Guide | BSeriesMember | MyPathJourneySingleChargeMember
Prospectus:
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,448
No Surrender Expense, 1 Year, Minimum [Dollars]	4,029
No Surrender Expense, 3 Years, Maximum [Dollars]	16,616
No Surrender Expense, 3 Years, Minimum [Dollars]	12,421
No Surrender Expense, 5 Years, Maximum [Dollars]	28,139
No Surrender Expense, 5 Years, Minimum [Dollars]	21,318
No Surrender Expense, 10 Years, Maximum [Dollars]	59,984
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 47,429